Segments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Schedule of Revenue from External Customers by Country
Revenue from external customers by country, based on the location of the customer is as follows:

Analysis of Revenue By Country:	2019	2020	2021
United States	$20	$54,655	$250,755
Italy	5,993	24,098	65,659
United Kingdom	5,373	39,936	56,282
Germany	282	1,462	16,261
Colombia	8,177	8,789	12,101
Sweden	1,097	3,128	6,954
Netherlands	—	101	2,610
Switzerland	63	581	2,491
Brazil	1,758	3,209	2,320
Japan	—	—	2,251
Austria	104	1,622	2,002
Spain	—	—	1,014
Denmark	—	1,354	98
Other	275	218	630

Total revenue	$23,142	$139,153	$421,428

Schedule of Non-current Assets by Country
Non-current
assets by country are as follows:

Analysis of Non-Current Assets By Country:	2020	2021
United Kingdom	$115,135	$199,312
United States	7,985	22,537
Italy	9,280	10,600
Colombia	4,306	3,780
Sweden	593	630
Other	1,133	1,901

Total	$138,432	$238,760